FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

February 3, 2023

Filed Via EDGAR (CIK #0000038721)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: FRANKLIN CUSTODIAN FUNDS

  File Nos. 002-11346 and 811-00537

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2023.

Sincerely yours,

FRANKLIN CUSTODIAN FUNDS

/s/ Steve J. Gray

Steve J. Gray

Vice President and Co-Secretary

SJG/na